PROPERTY AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,256	$ 1,194	$ 1,219
Property, Plant and Equipment, Disposals	$ 100